Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Innovator U.S. Small Cap Power Buffer ETF - April
Prospectus [Line Items]
Annual Return [Percent]	7.86%	12.44%	14.84%	(8.06%)	3.00%